Average Annual Total Returns	12 Months Ended	27 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	22.53%
Russell 2500® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.00%	13.24%
S&P MidCap 400® ESG Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.37%	13.72%
None
Prospectus [Line Items]
Average Annual Return, Percent	18.91%	17.27%
None | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.81%	17.14%
None | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.27%	13.44%